INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest-bearing Loans And Borrowings [Abstract]
Schedule of Borrowings
	December 31, 2022 US$’000	December 31, 2021 US$’000
Current liabilities
Exchangeable senior notes	210	83,312

Total	210	83,312

	December 31, 2022 US$’000	December 31, 2021 US$’000
Non-Current liabilities
Senior secured term loan	44,301	-
Derivative financial liability	1,569	-
Convertible Note	13,746	-

Total non-current liabilities	59,616	-

	December 31, 2022 US$’000	December 31, 2021 US$’000
Non-Current assets
Derivative financial asset	128	-

Total non-current assets	128	-

Schedule of Exchangeable Notes Balance
	December 31, 2022 US$000	December 31, 2021 US$000
Balance at January 1	(83,312)	(82,664)
Accretion interest	(83)	(648)
Repaid to Note holders	86,730	0
Shares issued to Note holders as consideration	6,133	0
Loss on disposal	(9,678)	0

Liability	(210)	(83,312)

Schedule of Term Loan And The 7-Year Convertible Notes
	Senior secured term loan US$000	7-year Convertible Note US$000
Balance at January 1, 2022	-	-
Principal amount loaned	(81,250)	(20,000)
Loan origination costs	3,551	40
Derivative financial liability at date of issue	1,872	-
Derivative financial asset at date of issue	(202)	-
Equity component at date of issue	-	6,709
Accretion interest	(2,772)	(495)
Cash repayment of principal	34,500	-

Non-current liability at December 31, 2022	(44,301)	(13,746)

Schedule of Derivative Financial Liability
US$000
Balance at January 1, 2022	-
Derivative financial liability at date of issue of Term Loan	(1,872)
Fair value adjustments in the period	303

Non-current liability at December 31, 2022	(1,569)

Schedule of Derivative Financial Asset
US$000
Balance at January 1, 2022	-
Derivative financial asset at date of issue of Term Loan	202
Fair value adjustments in the period	(74)

Non-current asset at December 31, 2022	128